Income and Other Taxes Payable - Schedule of Income and Other Taxes Payable (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Schedule of Income and Other Taxes Payable [Abstract]
Taxes payable in installments		$ 25,548	$ 44,426
PIS / COFINS tax payable		17,956	15,378
ICMS / VAT / GST tax payable		45,662	37,868
Withholding income taxes	[1]	348,917	346,785
Others		122,603	75,932
Subtotal		560,686	520,389
Income taxes payable		288,030	233,027
Total		848,716	753,416
Breakdown:
Current liabilities		440,989	346,761
Non-current liabilities		407,727	406,655
Total		$ 848,716	$ 753,416

[1]	During corporate restructuring of the indirect subsidiary JBS USA, the Company analyzed and concluded there is withholding tax (WHT) uncertainty in the jurisdiction of Luxembourg. The Company periodically reviews its tax positions where there are uncertainties regarding the applied tax treatment and, whenever necessary, adjusts the provision in accordance with changes in the current regulatory and jurisprudential environment. For the years ended December 31, 2025 and 2024, a tax provision in the amount of US$338,320 was recognized.